Property and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2022	4,981	5,187	6	10,174
Acquisitions	20	535	—	555
Disposals	—	(11)	(6)	(17)
Transfers	—	—	—	—
Depreciation	(759)	(1,413)		(2,172)
December 31, 2022	4,242	4,298	—	8,542

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2023	4,242	4,298	—	8,542
Of which right of use assets	2,710	1,718	—	4,427
Acquisitions	101	250	—	352
Of which right of use assets	31	80	—	110
Disposals	(516)	(92)	—	(608)
Of which right of use assets	(513)	(14)	—	(527)
Depreciation	(860)	(1,089)	—	(1,948)
Of which right of use assets	(541)	(410)	—	(951)
Transfers	(10)	10	—	—
Of which right of use assets	(10)	—	—	(10)
Foreign exchange variation	—	—	—	—
Of which right of use assets	—	—	—	—
December 31, 2023	2,958	3,377	—	6,322
Of which right of use assets	1,675	1,374	—	3,049

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2024	2,958	3,377	—	6,322
Of which right of use assets	1,675	1,374	—	3,049
Acquisitions	21	370	0	392
Of which right of use assets	—	37	—	37
Disposals	0	-19	0	-19
Of which right of use assets	—	(18)	—	(18)
Depreciation	-549	-1,027	0	-1,576
Of which right of use assets	(420)	(272)	—	(693)
Transfers	-159	159	0	0
Of which right of use assets	—	—	—	—
Foreign exchange variation	14	1	0	15
Of which right of use assets	14	—	—	14
December 31, 2024	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,390